GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
GOODWILL [Abstract]
Goodwill	$ 50,217	$ 50,217	$ 50,217	$ 50,217	$ 50,217